Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Warrants [Abstract]
Schedule of quantitative information regarding level 3 fair value measurement
March 31, 2022
Strike price	$11.50
Expected Volatility	68%
Expected Dividend	—
Expected Term in Years	4.48
Risk Free Interest Rate	2.43%
Warrant Value Per Share	$0.54

December 31, 2021
Strike price	$11.50
Expected Volatility	61%
Expected Dividend	—
Expected Term in Years	4.73
Risk Free Interest Rate	1.22%
Warrant Value Per Share	1.02

Schedule of changes in fair value of the warrants
March 31, 2022 Private Placement Warrants
Warrants payable balance, December 31, 2021	$8,260
Mark-to-market adjustment	$(3,910)
Warrants payable balance, March 31, 2022	$4,350

December 31, 2021
Private Placement Warrants
Initial Measurement, September 22, 2021	$29,466
Mark-to-market adjustment	$(21,206)
Warrants payable balance, December 31, 2021	$8,260